ASSET MANAGEMENT AND OTHER SERVICES (Details) $ in Thousands	Dec. 31, 2024 ARS ($) instrument	Dec. 31, 2023 ARS ($) instrument
Premier Renta CP en Pesos
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 1,002,160,395	$ 828,849,750
Mutual Funds, Net Worth	$ 1,000,226,319	$ 827,877,828
Number of Units | instrument	37,855,465,497	30,510,651,741
Premier Renta Plus en Pesos
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 5,713,155	$ 7,101,124
Mutual Funds, Net Worth	$ 5,560,242	$ 7,072,825
Number of Units | instrument	43,958,215	48,164,279
Premier Renta Fija Ahorro
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 129,305,433	$ 53,608,209
Mutual Funds, Net Worth	$ 127,642,222	$ 52,516,493
Number of Units | instrument	5,655,719,913	227,991,276
Premier Renta Fija Crecimiento
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 31,624,491	$ 39,008,994
Mutual Funds, Net Worth	$ 31,604,441	$ 38,984,286
Number of Units | instrument	8,317,856,855	9,532,812,035
Premier Renta Variable
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 21,783,584	$ 11,834,957
Mutual Funds, Net Worth	$ 21,655,621	$ 11,740,867
Number of Units | instrument	18,349,372	12,205,660
Premier FCI Abierto Pymes
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 10,764,677	$ 14,361,638
Mutual Funds, Net Worth	$ 10,631,724	$ 14,338,202
Number of Units | instrument	139,528,670	142,666,395
Premier Commodities
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 3,579,676	$ 8,021,743
Mutual Funds, Net Worth	$ 3,543,303	$ 6,218,025
Number of Units | instrument	16,554,885	22,338,558
Premier Capital
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 29,514,699	$ 38,921,339
Mutual Funds, Net Worth	$ 29,226,620	$ 36,380,515
Number of Units | instrument	273,412,236	380,115,435
Premier Inversin
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 2,034,572	$ 3,703,240
Mutual Funds, Net Worth	$ 2,032,051	$ 3,574,888
Number of Units | instrument	199,211,087	342,850,074
Premier Balanceado
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 1,769	$ 4,408,810
Mutual Funds, Net Worth	782	$ 4,405,783
Number of Units | instrument		32,648,809
Premier Renta Mixta
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	11,969,364	$ 58,882,934
Mutual Funds, Net Worth	$ 11,925,713	$ 58,456,729
Number of Units | instrument	421,471,713	2,641,477,623
Premier Renta Mixta en USD
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 15,743,560	$ 5,940,206
Mutual Funds, Net Worth	$ 15,642,375	$ 5,822,246
Number of Units | instrument	15,844,726	4,995,316
Premier Performance en USD
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 93,102,590	$ 23,688,639
Mutual Funds, Net Worth	$ 92,224,965	$ 23,079,478
Number of Units | instrument	60,957,323	15,351,225
Premier Global USD
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 210,630	$ 1,288,747
Mutual Funds, Net Worth	$ 205,468	$ 1,257,056
Number of Units | instrument	185,545	640,443
Premier Estrategico
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 16,587,287	$ 16,094,396
Mutual Funds, Net Worth	$ 16,571,752	$ 16,082,096
Number of Units | instrument	832,710,848	832,710,848
Premier FCI Sustentable ASG
ASSET MANAGEMENT AND OTHER SERVICES
Portfolio	$ 583,151	$ 713,032
Mutual Funds, Net Worth	$ 578,727	$ 711,490
Number of Units | instrument	207,677,759	172,449,306